Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 161,060	$ 163,051
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	112,239	111,329
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	8,935	9,026
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	26,654	27,797
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 13,232	$ 14,899